Income tax expense (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Income Tax Rates	Italian companies are subject to two enacted income taxes at the following rates:

	2025	2024	2023
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%	4.82%

Summary of Total Income Taxes

Total income taxes for the years ended December 31, 2025, 2024 and 2023 are allocated as follows:

	2025	2024	2023
Current:
- Domestic	(332)	(6)	(1,065)
- Foreign	(2,016)	(865)	(659)
Total (a)	(2,348)	(871)	(1,724)
Deferred:
- Domestic	514	—	—
- Foreign	798	187	634
Total (b)	1,312	187	634
Total (a + b)	(1,036)	(684)	(1,090)

Summary of Consolidated Profit (Loss) Before Income Taxes and Non-Controlling Interest

Consolidated profit/(loss) before income taxes and Non-controlling interests of the consolidated statement of profit or loss for the years ended December 31, 2025, 2024 and 2023, is analysed as follows:

	2025	2024	2023
Domestic	(29,738)	(6,199)	(12,078)
Foreign	182	(8,499)	(2,994)
Total	(29,556)	(14,698)	(15,072)

Reconciliation of Income Tax Expense

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax to profit before income taxes and non-controlling interests) as follows:

	2025	2024	2023
Expected tax benefit (expense) at statutory tax rates	7,093	3,527	3,617
Effect of:
- Tax exempt income	1,799	1,657	4,530
- Aggregate effect of different tax rates in foreign jurisdictions	568	(254)	(481)
- Italian regional tax	—	(11)	(8)
- Non-deductible expenses	(4,580)	(3,140)	(5,675)
- Tax effect on unremitted earnings	—	—	—
- Chinese withholding tax on income not recoverable	—	—	(1,100)
- Effect of net change in deferred tax assets unrecognised	(5,916)	(2,463)	(1,973)
Actual tax charge	(1,036)	(684)	(1,090)

Summary of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2025 and 2024 are presented below:

Deferred tax assets	31/12/25	31/12/24
Tax loss carry forward	752	753
Inventories obsolescence	1,201	886
Provision for contingent liabilities	28	14
Total deferred tax assets	1,981	1,653

Deferred tax liabilities	31/12/25	31/12/24
Withholding tax on unremitted earnings of subsidiaries	—	(516)
Withholding tax on liquidation of subsidiaries	—	(480)
Unrealised net gains on foreign exchange rate	(5)	(2)
Total deferred tax liabilities	(5)	(998)

Summary of Movements in deferred Tax Balances

Movements in deferred tax balances occurred during 2023, 2024 and 2025 are analysed as follows:

	Deferred tax assets	Deferred tax liabilities	Total
Balance as at December 31, 2022	1,965	(1,929)	36
Recognised in profit or loss	10	623	633
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2023	1,975	(1,306)	669
Recognised in profit or loss	(121)	308	187
Recognised in OCI	(201)	—	(201)
Recognised directly in equity	—	—	—
Balance as at December 31, 2024	1,653	(998)	655
Recognised in profit or loss	308	993	1,301
Recognised in OCI	20	—	20
Recognised directly in equity	—	—	—
Balance as at December 31, 2025	1,981	(5)	1,976

Summary of Reconciliation of Deferred Tax Assets and Liabilities Included in Consolidated Statements of Financial Position

The following tables show the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2025 and 2024.

	31/12/25	31/12/24
Deferred tax assets	1,981	1,653
Deferred tax liabilities compensated	—	—
Net deferred tax assets	1,981	1,653
Deferred tax liabilities	(5)	(998)

Summary of Unrecognised Deferred Tax Assets

As at December 31, 2025 and 2024 deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	31/12/25		31/12/24
	Gross Amount	Tax effect	Gross Amount	Tax effect
Tax loss carry-forwards	399,843	97,381	378,307	93,266
Provision for contingent liabilities	2,442	687	4,892	1,396
Inventory obsolescence	11,537	3,326	10,989	2,272
Allowance for doubtful accounts	2,996	719	3,218	772
Intercompany profit on inventories	6,867	1,979	7,644	2,203
Provision for warranties	1,751	505	1,929	556
Impairment of non-financial assets	7,443	638	3,051	587
Other temporary differences	2,506	3,975	17,799	3,921
Total unrecognised deferred tax assets	435,385	109,210	427,829	104,973

Summary of Tax Loss Carry Forward

As at December 31, 2025 and 2024 the tax losses carried-forward of the Group expire as follows:

	2025	Expire date	2024	Expire date
Expire in five years	11,827	2026-2030	7,720	2025-2029
Expire after five years	181	> 2030	127	> 2029
Never expire	389,665	—	372,675	—
Total	401,673		380,522